LEASES - Operating Lease Liabilities Payments Due (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Maturity of operating lease liabilities at the end of the year
2023			¥ 17,945
2024	¥ 18,976		16,304
2025	4,445		2,253
2026	821
Subtotal	24,242		36,502
Less: imputed interest	594		1,273
Present value of operating lease liabilities	¥ 23,648	$ 3,331	¥ 35,229